    SEMI-ANNUAL
      REPORT


  NOVEMBER 30, 1998

---------------------

  WEALTHBUILDER II
     PORTFOLIOS

[LOGO] NORWEST
       ----------------
       WEALTHBUILDER II

                                                             NORWEST
                                                        WEALTHBUILDER II
                                                        GROWTH BALANCED
                                                            PORTFOLIO

                                                      ---------------------

                                                             NORWEST
                                                        WEALTHBUILDER II
                                                        GROWTH AND INCOME
                                                            PORTFOLIO

                                                      ---------------------

                                                             NORWEST
                                                        WEALTHBUILDER II
                                                        GROWTH PORTFOLIO

Not FDIC Insured.  -  No bank guarantee.  -  May lose value.

 TABLE OF CONTENTS                                             NOVEMBER 30, 1998
--------------------------------------------------------------------------------

                                                                            PAGE
                                                                            ----
A MESSAGE TO OUR SHAREHOLDERS.............................................    1
INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA..........................    2
       Norwest WealthBuilder II Growth Balanced Portfolio.................    2
       Norwest WealthBuilder II Growth and Income Portfolio...............    3
       Norwest WealthBuilder II Growth Portfolio..........................    4
FINANCIAL STATEMENTS
       Statements of Assets and Liabilities...............................    5
       Statements of Operations...........................................    6
       Statements of Changes in Net Assets................................    7
       Financial Highlights...............................................    8
       Notes to Financial Statements......................................    9
       Schedules of Investments...........................................   12
            Norwest WealthBuilder II Growth Balanced Portfolio............   12
            Norwest WealthBuilder II Growth and Income Portfolio..........   12
            Norwest WealthBuilder II Growth Portfolio.....................   12

                                                                    [LOGO]

 A MESSAGE TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

                                                     January 15, 1999

           Dear Valued Shareholder,

               We are pleased to present the Semi-Annual Report for Norwest WealthBuilder II Portfolios for the period June 1 through November 30, 1998.

               Investors experienced unprecedented market volatility from June through November. After climbing 20% during the first half of the year, the stock market dropped nearly 20% between mid July and September, only to reach record highs by late November. At the same time, the government bonds, especially the 30-year Treasury bond, rallied due to an influx of cash from investors seeking shelter from volatility.

               While Asia's economic problems continued to shake the world's financial markets, the U.S. economy withstood the storm for two reasons. First, the fundamentals underlying our economy remain solid: low unemployment, low inflation and sustained growth. Second, both consumers and businesses benefited from falling commodity prices. In addition, the Federal Reserve cut interest rates three times over a two-month period, which restored confidence in financial markets. Consumers capitalized on their good fortune with a spending spree that has kept corporate profits healthy.

               Not all economic sectors fared well in this environment. Domestic large cap stocks and U.S. Treasuries led the market, with many small cap stocks posting negative returns. The performance gap was partly attributed to worsening conditions overseas. Whenever there's trouble in world markets, foreign investors seek a haven for their money in quality investments, namely U.S. blue chip stocks and Treasuries. The inflow of funds helped trigger rallies in these investment categories.

               Looking forward, we urge investors to manage their performance expectations for 1999. Consumer spending will ultimately slow, as will economic growth. Indeed, we've already witnessed a slowdown in the manufacturing sector due to weakening foreign demand for U.S. goods. Plus, we may not have experienced the worst of Asia's problems.

               In short, it's not a time to swing for home runs. Rather, it's a time to be aware of risk and to diversify your portfolio to earn more balanced returns. The fact is, diversification is an investment concept that works in any environment. With this in mind, we offer a broad selection of mutual funds to meet any tolerance for risk and to help you achieve your long-term goals.

               In closing, you are undoubtedly aware that Norwest Corporation has merged with Wells Fargo & Company. We are confident the new organization will continue to serve your investment needs; you can expect the same level of quality service you have to come to expect from Norwest, plus several new products and services designed to give you even more choices.

               Thank you for choosing Norwest WealthBuilder II. We look forward to working with you in the future.

                                         Sincerely,

                                         /s/ John Y. Keffer
                                         John Y. Keffer
                                         CHAIRMAN, NORWEST ADVANTAGE
                                         FUNDS

                                                                    [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA              NOVEMBER 30, 1998
--------------------------------------------------------------------------------
 NORWEST WEALTHBUILDER II GROWTH BALANCED PORTFOLIO

The assets of the NORWEST WEALTHBUILDER II GROWTH BALANCED PORTFOLIO are invested in twelve different stock and bond mutual funds and experienced a return of 2.22% during the first half of this fiscal year. The proportion of assets in stocks and bonds is determined by a proprietary investment strategy called the Tactical Asset Allocation model, which seeks to enhance performance by shifting between stocks and bonds depending upon market conditions. During the last six-month period, the Model indicated a shift towards stocks. Accordingly, on November 30, 1998, 17% of assets were invested in fixed income funds, while the remaining 83% were in equity holdings, against a neutral allocation of 35% in fixed income and 65% in equity holdings. The bond investing styles include government, agency, mortgage-backed, corporate (investment grade and high yield) and international bonds. The equity styles are large cap growth, large cap value, small company stocks and international holdings. Of the twelve mutual funds that comprise the Portfolio, one is a Norwest Advantage Fund, three are portfolios of Core Trust (Delaware), one is a portfolio of Schroder Capital Funds, three are from the Putnam family, one is managed by AIM, two by Franklin/Templeton and one by Massachusetts Financial Services.

While large company returns have still been higher than historic averages, the six months ended November 30, 1998 have brought increased volatility to the domestic stock market. Investor sentiment temporarily turned gloomy, as corporate earnings became more disappointing, economic turmoil in Russia was again front-page news, and hedge fund bailouts drew attention. In fact, the market declined more than 15% in July and August before rebounding over 22% in the final three months (as measured by the S&P 500 Index). In addition, the disparity which existed between the returns of large and small capitalization stocks in the U.S. continued to be evident, with the S&P 500 Index (large cap stocks) generating a 7.47% return, while the Russell 2000 Index (small cap stocks) lost 12.35% during the same period. In a similar fashion to the domestic market, the 0.34% return of the MSCI EAFE Index (international stocks) doesn't convey the volatility experienced abroad. International stocks were again hammered in August and September, also declining over 15%, only to regain lost ground in October and November.

The domestic bond market performed well during the period, although with increased volatility, as interest rates continued to decline across the entire yield curve. Even with world uncertainty looming, the domestic economy continues to show signs of steady, non-inflationary growth. U.S. Treasuries were still the "safe haven" as investors surveyed the damage to the markets of Russia and Japan in the first three months of the period. The Lehman Brothers Aggregate Bond Index, a broad measure of bond returns in the U.S., returned 5.2% during the six months ended November 30, 1998, well above historic levels.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH NOVEMBER 30, 1998. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
  NORWEST WEALTHBUILDER II GROWTH BALANCED PORTFOLIO VS. STANDARD & POOR'S 500
                              INDEX ("S&P INDEX"),
   RUSSELL 2000 INDEX ("RUSSELL INDEX"), MSCI EAFE INDEX ("MSCI INDEX"), AND
                     FUND COMPOSITE BENCHMARK ("BENCHMARK")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Portfolio, including reinvested dividends and distributions since inception. The result is compared with three broad-based securities market indices and a peer based average. The Portfolio's total return includes operating expenses and sales charges that reduce returns, while the total return of the Indices do not. The Benchmark does not include sales charges but does include management fees and expenses. Investment return and principal value of an investment in the Portfolio will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                           AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER 30,
                                                1998
                         --------------------------------------------------
                          GROWTH     S&P    RUSSELL    MSCI
                         BALANCED   INDEX    INDEX     INDEX    BENCHMARK*
                         --------  -------  -------   -------   -----------
ONE YEAR                     9.43%   23.67%   (6.34)%   16.45%        8.34%
SINCE INCEPTION              7.75%   21.13%   (9.60)%    5.46%        5.37%
INCEPTION DATE            10/1/97  9/30/97  9/30/97   9/30/97      9/30/97
VALUE NOVEMBER 30, 1998   $10,910  $12,507   $8,889   $10,640      $10,628

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            GROWTH BALANCED      S&P       RUSSELL       MSCI      BENCHMARK

9/30/97             9,850.00   10,000.00   10,000.00   10,000.00    10,000.00
10/31/97            9,810.60    9,666.40    9,555.50    9,231.40     9,738.99
11/30/97            9,820.45   10,113.50    9,490.45    9,137.33     9,809.95
12/31/97            9,911.68   10,287.06    9,660.80    9,217.03     9,918.51
1/31/98             9,970.97   10,400.72    9,513.67    9,638.56     9,983.37
2/28/98            10,386.02   11,150.43   10,227.03   10,257.03    10,440.94
3/31/98            10,702.24   11,720.98   10,656.77   10,572.86    10,771.72
4/30/98            10,810.94   11,838.86   10,715.31   10,656.55    10,851.49
5/31/98            10,672.59   11,635.58   10,140.43   10,604.82    10,696.73
6/30/98            10,761.53   12,107.85   10,169.45   10,685.10    10,812.77
7/31/98            10,554.01   11,979.26    9,339.01   10,793.42    10,633.69
8/31/98             9,417.58   10,249.46    7,528.18    9,456.12     9,526.98
9/30/98             9,714.04   10,906.11    8,110.66    9,166.19     9,833.84
10/31/98           10,356.37   11,792.44    8,443.38   10,121.68    10,216.49
11/30/98           10,909.76   12,506.86    8,889.18   10,640.22    10,627.86

* Composite benchmark represents the appropriate base allocation percentages applied to the Lipper Universe averages of the underlying component portfolios. Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

THE PORTFOLIO HAS A MAXIMUM 1.5% SALES LOAD.

THE PORTFOLIO IS PROFESSIONALLY MANAGED WHILE THE INDICES ARE UNMANAGED AND ARE NOT AVAILABLE FOR INVESTMENT.

                                                                    [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (CONTINUED)       NOVEMBER 30,
1998
--------------------------------------------------------------------------------
 NORWEST WEALTHBUILDER II GROWTH AND INCOME PORTFOLIO

The assets of the NORWEST WEALTHBUILDER II GROWTH AND INCOME PORTFOLIO are invested in eight different equity mutual funds and experienced a return of -2.10% during the first half of this fiscal year. The Portfolio seeks enhanced performance with reduced volatility through diversification among different equity investing styles. On November 30, 1998, 30% of assets were invested in the large cap growth style, 30% in large cap value, 20% in small company stocks and 20% in international holdings. Of the eight mutual funds that comprise the Portfolio, three are portfolios of Core Trust (Delaware), one is a portfolio of Schroder Capital Funds, two are from the Putnam family, one is managed by AIM and one by Franklin/Templeton.

While large company returns have still been higher than historic averages, the six months ended November 30, 1998 have brought increased volatility to the domestic stock market. Investor sentiment temporarily turned gloomy, as corporate earnings became more disappointing, economic turmoil in Russia was again front-page news, and hedge fund bailouts drew attention. In fact, the market declined more than 15% in July and August before rebounding over 22% in the final three months (as measured by the S&P 500 Index). In addition, the disparity which existed between the returns of large and small capitalization stocks in the U.S. continued to be evident, with the S&P 500 Index (large cap stocks) generating a 7.47% return, while the Russell 2000 Index (small cap stocks) lost 12.35% during the same period. In a similar fashion to the domestic market, the 0.34% return of the MSCI EAFE Index (international stocks) doesn't convey the volatility experienced abroad. International stocks were again hammered in August and September, also declining over 15%, only to regain lost ground in October and November. This wide variance of returns between asset classes is exactly why the Portfolio is always diversified, allowing it to better weather the market's turbulence.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH NOVEMBER 30, 1998. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
 NORWEST WEALTHBUILDER II GROWTH AND INCOME PORTFOLIO VS. STANDARD & POOR'S 500
                              INDEX ("S&P INDEX"),
   RUSSELL 2000 INDEX ("RUSSELL INDEX"), MSCI EAFE INDEX ("MSCI INDEX"), AND
                     FUND COMPOSITE BENCHMARK ("BENCHMARK")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Portfolio, including reinvested dividends and distributions since inception. The result is compared with three broad-based securities market indices and a peer based average. The Portfolio's total return includes operating expenses and sales charges that reduce returns, while the total return of the Indices do not. The Benchmark does not include sales charges but does include management fees and expenses. Investment return and principal value of an investment in the Portfolio will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                         AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER 30, 1998
                         ---------------------------------------------------
                         GROWTH &    S&P    RUSSELL    MSCI
                          INCOME    INDEX    INDEX     INDEX     BENCHMARK*
                         --------  -------  -------   -------    -----------
ONE YEAR                    8.78 %   23.67%   (6.34)%   16.45%         8.33%
SINCE INCEPTION             4.98 %   21.13%   (9.60)%    5.46%         3.79%
INCEPTION DATE           10/1/97   9/30/97  9/30/97   9/30/97       9/30/97
VALUE NOVEMBER 30, 1998  $10,584   $12,507   $8,889   $10,640       $10,443

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
              GROWTH & INCOME    S&P INDEX    RUSSELL     MSCI      BENCHMARK
9/30/1997             9,850.00    10,000.00  10,000.00  10,000.00    10,000.00
10/31/1997            9,446.15     9,666.40   9,555.50   9,231.40     9,550.60
11/30/1997            9,584.05    10,113.50   9,490.45   9,137.33     9,639.33
12/31/1997            9,726.70    10,287.06   9,660.80   9,217.03     9,758.13
1/31/1998             9,835.10    10,400.72   9,513.67   9,638.56     9,787.26
2/28/1998            10,455.95    11,150.43  10,227.03  10,257.03    10,472.90
3/31/1998            10,928.98    11,720.98  10,656.77  10,572.86    10,957.17
4/30/1998            11,066.95    11,838.86  10,715.31  10,656.55    11,055.73
5/31/1998            10,810.73    11,635.58  10,140.43  10,604.82    10,774.64
6/30/1998            10,948.69    12,107.85  10,169.45  10,685.10    10,926.78
7/31/1998            10,603.78    11,979.26   9,339.01  10,793.42    10,636.07
8/31/1998             8,948.17    10,249.46   7,528.18   9,456.12     8,953.23
9/30/1998             9,293.09    10,906.11   8,110.66   9,166.19     9,298.15
10/31/1998            9,963.21    11,792.44   8,443.38  10,121.68     9,893.47
11/30/1998           10,584.07    12,506.86   8,889.18  10,640.22    10,442.70

* Composite benchmark represents the appropriate base allocation percentages applied to the Lipper Universe averages of the underlying component portfolios. Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

THE PORTFOLIO HAS A MAXIMUM 1.5% SALES LOAD.

THE PORTFOLIO IS PROFESSIONALLY MANAGED WHILE THE INDICES ARE UNMANAGED AND ARE NOT AVAILABLE FOR INVESTMENT.

                                                                    [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (CONCLUDED)       NOVEMBER 30,
1998
--------------------------------------------------------------------------------
 NORWEST WEALTHBUILDER II GROWTH PORTFOLIO

The assets of the NORWEST WEALTHBUILDER II GROWTH PORTFOLIO are invested in eight different equity mutual funds and experienced a return of 1.73% during the first half of this fiscal year. The proportion of assets in different equity styles is determined by a proprietary investment strategy called the Tactical Equity Allocation model, which seeks to enhance performance by shifting between equity styles depending upon market conditions. Accordingly, on November 30, 1998, 66% of assets were invested in the large cap growth style, 18% in large cap value, 7% in small company stocks and 9% in international holdings. Of the eight mutual funds that comprise the Portfolio, three are portfolios of Core Trust (Delaware), one is a portfolio of Schroder Capital Funds, two are from the Putnam family, one is managed by AIM and one by Franklin/Templeton.

While large company returns have been higher than historic averages, the six months ended November 30, 1998 have brought increased volatility to the domestic stock market. Investor sentiment temporarily turned gloomy, as corporate earnings became more disappointing, economic turmoil in Russia was again front-page news, and hedge fund bailouts drew attention. In fact, the market declined more than 15% in July and August before rebounding over 22% in the final three months (as measured by the S&P 500 Index). In addition, the disparity which existed between the returns of large and small capitalization stocks in the U.S. continued to be evident, with the S&P 500 Index (large cap stocks) generating a 7.47% return, while the Russell 2000 Index (small cap stocks) lost 12.35% during the same period. In a similar fashion to the domestic market, the 0.34% return of the MSCI EAFE Index (international stocks) doesn't convey the volatility experienced abroad. International stocks were again hammered in August and September, also declining over 15%, only to regain lost ground in October and November.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH NOVEMBER 30, 1998. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
NORWEST WEALTHBUILDER II GROWTH PORTFOLIO VS. STANDARD & POOR'S 500 INDEX ("S&P
                                    INDEX"),
   RUSSELL 2000 INDEX ("RUSSELL INDEX"), MSCI EAFE INDEX ("MSCI INDEX"), AND
                     FUND COMPOSITE BENCHMARK ("BENCHMARK")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Portfolio, including reinvested dividends and distributions since inception. The result is compared with three broad-based securities market indices and a peer based average. The Portfolio's total return includes operating expenses and sales charges that reduce returns, while the total return of the Indices do not. The Benchmark does not include sales charges but does include management fees and expenses. Investment return and principal value of an investment in the Portfolio will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                          AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER 30, 1998
                         ------------------------------------------------------
                                      S&P     RUSSELL      MSCI
                          GROWTH     INDEX     INDEX       INDEX     BENCHMARK*
                         ---------  -------  ---------   ---------   ----------
ONE YEAR                     11.62%   23.67%     (6.34)%     16.45%       7.94%
SINCE INCEPTION               8.84%   21.13%     (9.60)%      5.46%       2.76%
INCEPTION DATE             10/1/97  9/30/97    9/30/97     9/30/97     9/30/97
VALUE NOVEMBER 30, 1998    $11,039  $12,507     $8,889     $10,640     $10,322

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            GROWTH     S&P INDEX    RUSSELL     MSCI      BENCHMARK
9/30/97     9,850.00    10,000.00  10,000.00  10,000.00    10,000.00
10/31/97    9,623.45     9,666.40   9,555.50   9,231.40     9,508.69
11/30/97    9,741.65    10,113.50   9,490.45   9,137.33     9,562.88
12/31/97    9,826.44    10,287.06   9,660.80   9,217.03     9,673.73
1/31/98     9,925.00    10,400.72   9,513.67   9,638.56     9,721.18
2/28/98    10,506.50    11,150.43  10,227.03  10,257.03    10,400.65
3/31/98    10,959.88    11,720.98  10,656.55  10,572.86    10,888.71
4/30/98    11,117.57    11,838.86  10,715.31  10,656.55    10,993.20
5/31/98    10,851.46    11,635.58  10,140.43  10,604.82    10,737.71
6/30/98    11,107.72    12,107.85  10,169.45  10,685.10    10,854.23
7/31/98    10,782.47    11,979.26   9,339.01  10,793.42    10,603.68
8/31/98     9,106.95    10,249.46   7,528.18   9,456.12     8,927.54
9/30/98     9,609.60    10,906.11   8,110.66   9,166.19     9,189.20
10/31/98   10,329.09    11,792.44   8,443.38  10,121.68     9,780.18
11/30/98   11,038.73    12,506.86   8,889.18  10,640.22    10,322.22

* Composite benchmark represents the appropriate base allocation percentages applied to the Lipper Universe averages of the underlying component portfolios. Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

THE PORTFOLIO HAS A MAXIMUM 1.5% SALES LOAD.

THE PORTFOLIO IS PROFESSIONALLY MANAGED WHILE THE INDICES ARE UNMANAGED AND ARE NOT AVAILABLE FOR INVESTMENT.

                                                                    [LOGO]

 STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)              NOVEMBER 30, 1998
--------------------------------------------------------------------------------

                                                             NORWEST            NORWEST
                                                        WEALTHBUILDER II   WEALTHBUILDER II        NORWEST
                                                             GROWTH           GROWTH AND      WEALTHBUILDER II
                                                            BALANCED            INCOME             GROWTH
                                                            PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                        -----------------  -----------------  -----------------
ASSETS
  Investments (Note 2)
    Investments at cost...............................     $13,823,595        $ 9,937,784        $ 7,613,201
    Net unrealized appreciation (depreciation)........       1,243,748            798,752            987,662
                                                        -----------------  -----------------  -----------------
    TOTAL INVESTMENTS AT VALUE........................      15,067,343         10,736,536          8,600,863
  Receivable for Fund shares issued...................         501,633             94,457             85,462
  Organization costs, net of amortization (Note 2)....           6,737              6,737              6,737
  Other receivables...................................           2,985                  -                432
                                                        -----------------  -----------------  -----------------
TOTAL ASSETS..........................................      15,578,698         10,837,730          8,693,494
                                                        -----------------  -----------------  -----------------

LIABILITIES
  Accrued expenses and other liabilities..............          11,456             13,758              3,937
  Payable for Fund shares redeemed....................          11,400                  -                  -
                                                        -----------------  -----------------  -----------------
TOTAL LIABILITIES.....................................          22,856             13,758              3,937
                                                        -----------------  -----------------  -----------------
NET ASSETS............................................     $15,555,842        $10,823,972        $ 8,689,557
                                                        -----------------  -----------------  -----------------
                                                        -----------------  -----------------  -----------------

COMPONENTS OF NET ASSETS
  Paid in capital.....................................     $14,800,459        $10,678,424        $ 8,188,897
  Undistributed (distributions in excess of) net
    investment income.................................         101,283            (25,322)           (30,492)
  Accumulated net realized gain (loss) from
    investments sold..................................        (589,648)          (627,882)          (456,510)
  Net unrealized appreciation (depreciation) from
    investments.......................................       1,243,748            798,752            987,662
                                                        -----------------  -----------------  -----------------
NET ASSETS............................................     $15,555,842        $10,823,972        $ 8,689,557
                                                        -----------------  -----------------  -----------------
                                                        -----------------  -----------------  -----------------
SHARES OF BENEFICIAL INTEREST.........................       1,408,957          1,008,153            775,968

NET ASSET VALUE PER SHARE AND REDEMPTION PRICE PER
 SHARE................................................     $     11.04        $     10.74        $     11.20

OFFERING PRICE PER SHARE
  (Net Asset Value Per Share/ (1-Maximum Sales
    Load))............................................     $     11.21        $     10.90        $     11.37

MAXIMUM SALES LOAD....................................            1.50%              1.50%              1.50%

                                                                    [LOGO]
See Notes to Financial Statements

 STATEMENTS OF OPERATIONS (UNAUDITED)      FOR THE SIX MONTHS ENDED NOVEMBER 30,
1998
--------------------------------------------------------------------------------

                                                             NORWEST            NORWEST
                                                        WEALTHBUILDER II   WEALTHBUILDER II        NORWEST
                                                             GROWTH           GROWTH AND      WEALTHBUILDER II
                                                            BALANCED            INCOME             GROWTH
                                                            PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                        -----------------  -----------------  -----------------
INVESTMENT INCOME
  Dividend income(a)..................................      $ 126,960          $  17,454          $   5,371
  Net investment income allocated from
    Core Portfolios (Note 2)..........................         17,589             18,514              9,140
  Interest income.....................................            307                 80                121
                                                             --------      -----------------       --------
TOTAL INCOME..........................................        144,856             36,048             14,632
EXPENSES
  Advisory (Note 3)...................................         22,296             17,191             12,646
  Administration (Note 3).............................          3,185              2,456              1,807
  Management (Note 3).................................          3,185              2,456              1,807
  Transfer agent (Note 3).............................         15,926             12,279              9,033
  Custody (Note 3)....................................          1,274                982                723
  Accounting (Note 3).................................          6,000              6,000              6,000
  Legal...............................................             86                 70                 49
  Registration........................................          7,188              5,447              4,692
  Audit...............................................          2,700              2,700              2,700
  Trustees............................................             87                 71                 50
  Distribution fees (Note 3)..........................         47,777             36,837             27,100
  Amortization of organization costs (Note 2).........            879                879                879
  Miscellaneous.......................................          5,514              4,226              2,868
                                                             --------      -----------------       --------
TOTAL EXPENSES........................................        116,097             91,594             70,354
  Fees waived and expenses reimbursed (Note 5)........        (36,526)           (30,224)           (25,230)
                                                             --------      -----------------       --------
NET EXPENSES..........................................         79,571             61,370             45,124
                                                             --------      -----------------       --------
NET INVESTMENT INCOME (LOSS)..........................         65,285            (25,322)           (30,492)
                                                             --------      -----------------       --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCY TRANSACTIONS
    Net realized gain (loss) on investments allocated
      from Core Portfolios (Note 2)...................       (351,755)          (410,593)          (410,672)
    Net realized gain (loss) on foreign currency
      transactions allocated from Core Portfolios
      (Note 2)........................................         (2,330)            (2,584)              (852)
    Net realized gain (loss) on investments sold......       (244,510)          (222,666)           (58,237)
    Realized gain distributions from Underlying Funds
      (Notes 1 and 2).................................             20                 25                  6
                                                             --------      -----------------       --------
    Net Realized Gain (Loss) on Investments and
      Foreign Currency Transactions...................       (598,575)          (635,818)          (469,755)
                                                             --------      -----------------       --------
    Net change in unrealized appreciation
      (depreciation) on investments allocated from
      Core Portfolios (Note 2)........................        833,633            666,844            717,728
    Net change in unrealized appreciation
      (depreciation) on foreign currency transactions
      allocated from Core Portfolios (Note 2).........          1,014              1,501                447
    Net change in unrealized appreciation
      (depreciation) on investments...................        111,801           (216,735)            14,938
                                                             --------      -----------------       --------
    Net Change in Unrealized Gain (Loss) on
      Investments and Foreign Currency Transactions...        946,448            451,610            733,113
                                                             --------      -----------------       --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCY TRANSACTIONS....................        347,873           (184,208)           263,358
                                                             --------      -----------------       --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS...........................................      $ 413,158          $(209,530)         $ 232,866
                                                             --------      -----------------       --------
                                                             --------      -----------------       --------

(a) Net of foreign withholding taxes of $918, $1,062 and $337, respectively.

                                                                    [LOGO]
See Notes to Financial Statements

                                        FOR THE PERIOD ENDED MAY 31, 1998(e) AND
 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) THE SIX MONTHS ENDED NOVEMBER 30, 1998
--------------------------------------------------------------------------------

                                                         NORWEST            NORWEST
                                                    WEALTHBUILDER II   WEALTHBUILDER II        NORWEST
                                                         GROWTH           GROWTH AND      WEALTHBUILDER II
                                                        BALANCED            INCOME             GROWTH
                                                        PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                    -----------------  -----------------  -----------------
NET ASSETS, BEGINNING OF PERIOD...................     $         -        $         -        $         -
                                                    -----------------  -----------------  -----------------
OPERATIONS
  Net investment income (loss)....................          42,131             (9,239)            (8,441)
  Net realized gain (loss) from investments
    sold..........................................           9,156              7,763             13,287
  Net change in unrealized appreciation
    (depreciation) from investments...............         297,299            347,143            254,547
                                                    -----------------  -----------------  -----------------
  Net increase (decrease) in net assets resulting
    from operations...............................         348,586            345,667            259,393
                                                    -----------------  -----------------  -----------------
DISTRIBUTION TO SHAREHOLDERS FROM
  Net investment income...........................          (7,570)              (734)              (777)
                                                    -----------------  -----------------  -----------------
CAPITAL SHARE TRANSACTIONS(a)
  Sale of shares..................................       9,510,370          8,483,267          5,553,468
  Reinvestment of distributions...................           7,570                734                777
  Redemption of shares............................        (559,312)          (206,147)          (117,627)
                                                    -----------------  -----------------  -----------------
NET INCREASE (DECREASE) FROM CAPITAL SHARE
 TRANSACTIONS.....................................       8,958,628          8,277,854          5,436,618
                                                    -----------------  -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS.............       9,299,644          8,622,787          5,695,234
                                                    -----------------  -----------------  -----------------
NET ASSETS--MAY 31, 1998(b).......................     $ 9,299,644        $ 8,622,787        $ 5,695,234
                                                    -----------------  -----------------  -----------------
                                                    -----------------  -----------------  -----------------
OPERATIONS
  Net investment income (loss)....................          65,285            (25,322)           (30,492)
  Net realized gain (loss) from investments
    sold..........................................        (598,575)          (635,818)          (469,755)
  Net change in unrealized appreciation
    (depreciation) from investments...............         946,448            451,610            733,113
                                                    -----------------  -----------------  -----------------
  Net increase (decrease) in net assets resulting
    from operations...............................         413,158           (209,530)           232,866
                                                    -----------------  -----------------  -----------------
CAPITAL SHARE TRANSACTIONS(c)
  Sale of shares..................................       8,254,185          3,394,979          3,379,873
  Reinvestment of distributions...................               -                  -                  -
  Redemption of shares............................      (2,411,145)          (984,264)          (618,416)
                                                    -----------------  -----------------  -----------------
NET INCREASE (DECREASE) FROM CAPITAL SHARE
 TRANSACTIONS.....................................       5,843,040          2,410,715          2,761,457
                                                    -----------------  -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS.............       6,256,198          2,201,185          2,994,323
                                                    -----------------  -----------------  -----------------
NET ASSETS--NOVEMBER 30, 1998(d)..................     $15,555,842        $10,823,972        $ 8,689,557
                                                    -----------------  -----------------  -----------------
                                                    -----------------  -----------------  -----------------
(a)Shares Issued (Redeemed)
 Sale of shares...................................         915,734            804,995            527,897
 Reinvestment of distributions....................             764                 76                 79
 Redemption of shares.............................         (55,111)           (19,019)           (10,670)
                                                    -----------------  -----------------  -----------------
NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS...         861,387            786,052            517,306
                                                    -----------------  -----------------  -----------------
                                                    -----------------  -----------------  -----------------
(b)Includes undistributed (distributions in excess
   of) net investment income, May 31, 1998........     $    35,998        $         -        $         -
                                                    -----------------  -----------------  -----------------
                                                    -----------------  -----------------  -----------------
(c)Shares Issued (Redeemed)
  Sale of shares..................................         782,227            321,779            319,656
  Redemption of shares............................        (234,657)           (99,678)           (60,994)
                                                    -----------------  -----------------  -----------------
NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS...         547,570            222,101            258,662
                                                    -----------------  -----------------  -----------------
                                                    -----------------  -----------------  -----------------
(d)Includes undistributed (distributions in excess
   of) net investment income, November 30, 1998...     $   101,283        $   (25,322)       $   (30,492)
                                                    -----------------  -----------------  -----------------
                                                    -----------------  -----------------  -----------------

(e)The Portfolios commenced operations on October 1, 1997.

                                                                    [LOGO]
See Notes to Financial Statements

                                    SELECTED DATA FOR A SHARE OUTSTANDING DURING
 FINANCIAL HIGHLIGHTS (UNAUDITED)      THE PERIODS ENDED MAY 31 AND NOVEMBER 30,
1998
--------------------------------------------------------------------------------

                                                          NORWEST                          NORWEST                 NORWEST
                                                      WEALTHBUILDER II                 WEALTHBUILDER II          WEALTHBUILDER
                                                           GROWTH                         GROWTH AND             II
                                                          BALANCED                          INCOME                  GROWTH
                                                         PORTFOLIO                        PORTFOLIO               PORTFOLIO
                                               ------------------------------   ------------------------------   ------------
                                                                  FOR THE                          FOR THE
                                               FOR THE SIX      PERIOD (a)      FOR THE SIX      PERIOD (a)      FOR THE SIX
                                               MONTHS ENDED        ENDED        MONTHS ENDED        ENDED        MONTHS ENDED
                                               NOVEMBER 30,       MAY 31,       NOVEMBER 30,       MAY 31,       NOVEMBER 30,
                                               ------------   ---------------   ------------   ---------------   ------------
                                                            1998                             1998                    1998
                                               ------------------------------   ------------------------------   ------------

Net Asset Value,
 Beginning of Period.........................    $ 10.80          $10.00          $ 10.97          $10.00           $11.01
                                               ------------       ------        ------------       ------           ------

Investment Operations
  Net Investment Income (Loss)...............       0.03            0.07            (0.03)              -            (0.04)
  Net Realized and Unrealized Gain (Loss) on
    Investments..............................       0.21            0.76            (0.20)           0.97             0.23
                                               ------------       ------        ------------       ------           ------
Total from Investment Operations.............       0.24            0.83            (0.23)           0.97             0.19
                                               ------------       ------        ------------       ------           ------

Distributions From
  Net Investment Income                                -           (0.03)               -               -(d)             -
                                               ------------       ------        ------------       ------           ------
Net Asset Value, End of Period...............    $ 11.04          $10.80          $ 10.74          $10.97           $11.20
                                               ------------       ------        ------------       ------           ------
                                               ------------       ------        ------------       ------           ------

Total Return(b)..............................       2.22%           8.35%           (2.10)%          9.75%            1.73%

Ratio/Supplementary Data
  Net Assets at End of Period (in thousands)     $15,556          $9,300          $10,824          $8,623           $8,690

Ratios to Average Net Assets
  Expenses including reimbursement/waiver of
    fees(c)..................................       1.25%           1.25%            1.25%           1.25%            1.25%
  Expenses excluding reimbursement/waiver of
    fees(c)..................................       1.82%           2.64%            1.86%           2.90%            1.95%
  Net investment income (loss) including
    reimbursement/
    waiver of fees(c)........................       1.02%           0.02%           (0.52)%         (0.41)%          (0.84)%


                                                   FOR THE
                                                 PERIOD (a)
                                                    ENDED
                                                   MAY 31,
                                               ---------------

Net Asset Value,
 Beginning of Period.........................      $10.00
                                                   ------
Investment Operations
  Net Investment Income (Loss)...............       (0.01)
  Net Realized and Unrealized Gain (Loss) on
    Investments..............................        1.03
                                                   ------
Total from Investment Operations.............        1.02
                                                   ------
Distributions From
  Net Investment Income                             (0.01)
                                                   ------
Net Asset Value, End of Period...............      $11.01
                                                   ------
                                                   ------
Total Return(b)..............................       10.17%
Ratio/Supplementary Data
  Net Assets at End of Period (in thousands)       $5,695
Ratios to Average Net Assets
  Expenses including reimbursement/waiver of
    fees(c)..................................        1.25%
  Expenses excluding reimbursement/waiver of
    fees(c)..................................        3.32%
  Net investment income (loss) including
    reimbursement/
    waiver of fees(c)........................       (0.50)%

(a) The Portfolios commenced operations on October 1, 1997.

(b) Total return calculation does not include sales charge. Total return would have been lower had certain expenses not been reduced during the period shown (Note 5).

(c) Annualized.

(d) Less than 0.01.

                                                                    [LOGO]
See Notes to Financial Statements

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                     NOVEMBER 30, 1998
--------------------------------------------------------------------------------

 NOTE 1. ORGANIZATION

Each of the Norwest WealthBuilder II portfolios is a diversified series of Norwest Advantage Funds ("Trust") which is organized as a Delaware business trust and is registered as an open-end management investment company. Norwest WealthBuilder II Growth Balanced Portfolio, Norwest WealthBuilder II Growth and Income Portfolio and Norwest WealthBuilder II Growth Portfolio (individually a "Portfolio" and, collectively, the "Portfolios") are separate investment portfolios designed to offer access to professionally managed mutual funds from well-known fund groups. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. The Portfolios commenced operations on October 1, 1997. Each Portfolio seeks to achieve its objective by allocating its assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and non-affiliated funds ("Underlying Funds"). The Underlying Funds incur expenses in seeking to achieve their investment objectives. The financial statements and financial highlights for the Underlying Funds are presented in separate financial statements, and may be obtained from Norwest Shareholders Services.

 NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the
Portfolios:

SECURITY VALUATION--The Trust determines the net asset value per share as of the close of trading on the New York Stock Exchange on each Portfolio business day (generally 4:00 p.m. Eastern time). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the valuation date. The Portfolios' investments in the Underlying Funds structured as partnerships (the "Core Portfolios") are valued daily based upon each Portfolio's proportionate share of each Core Portfolio's net assets, which are also valued daily. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value.

FEDERAL TAXES--Each Portfolio intends to qualify, and continue to qualify, each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, if any, each Portfolio will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS--Dividends and capital gain distributions, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Portfolio, timing differences and differing characterizations of distributions made by the Portfolio.

INVESTMENT INCOME AND ALLOCATED NET REALIZED AND UNREALIZED GAINS--Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Each Portfolio records its pro rata share of the Core Portfolios' net investment income and realized and unrealized gain and loss daily. These amounts are included in each Portfolio's Statement of Operations under the captions Net investment income allocated from Core Portfolios, Net realized gain
(loss) allocated from Core Portfolios and Net change in unrealized appreciation (depreciation) allocated from Core Portfolios, respectively.

EXPENSE ALLOCATION--The Trust accounts separately for the assets and liabilities and operation of each Portfolio. Expenses that are directly attributable to more than one Portfolio are allocated among the respective Portfolios, based upon the relative average net assets of the Portfolios.

                                                                    [LOGO]

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)         NOVEMBER 30, 1998
--------------------------------------------------------------------------------

 NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ORGANIZATION COSTS--Costs incurred by each Portfolio in connection with its organization and initial registration have been capitalized and are being amortized on a straight line basis over a five-year period.

REPURCHASE AGREEMENTS--Each Portfolio, along with certain other Norwest Advantage Funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements. The Portfolios, through their custodian, receive delivery of the collateral, whose market value must always equal or exceed the repurchase price. The investment adviser is responsible for determining the value of the collateral at all times. In the event of default, a Portfolio may have difficulties with the disposition of such collateral.

 NOTE 3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER--The investment adviser of the Portfolios is Norwest Investment Management, Inc. ("Adviser"), a wholly owned subsidiary of Norwest Bank Minnesota, N.A. ("Norwest"), a subsidiary of Norwest Corporation. In most cases, affiliates of Norwest serve as investment subadviser for each affiliated Underlying Fund. For its services, with respect to allocating and monitoring the investment of each Portfolio's assets, the Adviser is paid an advisory fee directly by each Portfolio at an annual rate of 0.35% of its average daily net assets.

ADMINISTRATION AND DISTRIBUTION--The administrator of each Portfolio is Forum Administrative Services, LLC ("FAdS"). Forum Financial Services, Inc. ("FFSI"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., serves as each Portfolio's manager and distributor of the Portfolio's shares. For their administrative and management services, FAdS and FFSI each are entitled to receive a fee at an annual rate of 0.05% of each Portfolio's average daily net assets. FFSI receives no fee for its distribution services.

TRANSFER AGENT, CUSTODIAN AND OTHER SERVICES--Norwest serves as transfer and shareholder servicing agent for each Portfolio. For its services, Norwest is entitled to receive a fee with respect to each Portfolio at an annual rate of 0.25% of its average daily net assets. Norwest also serves as each Portfolio's custodian and may appoint subcustodians for any services and other assets held in depositories. For its custodial services, Norwest is entitled to receive a fee with respect to each Portfolio at an annual rate of: 0.02% of the first $100 million of the Portfolio's average daily net assets; 0.015% of the next $100 million of the Portfolio's average daily net assets; and 0.01% of the Portfolio's remaining average daily net assets.

Pursuant to a separate agreement, Forum Accounting Services, LLC ("FAcS"), an affiliate of the Portfolios' distributor, provides portfolio accounting services to each Portfolio.

DISTRIBUTION PLAN--The Trust may compensate FFSI under a Distribution Plan (the "Plan") adopted by the Trust for each Portfolio's shares under Rule 12b-1 of the Investment Company Act of 1940. FFSI, in turn, may use these payments to compensate others for services provided, or to reimburse others for expenses incurred, in connection with the distribution of shares. The Plan authorizes monthly payments at an annual rate of up to 0.75% of each Portfolio's average daily net assets.

 NOTE 4. SECURITIES TRANSACTIONS

The cost of purchases and the proceeds from sales (including maturities) of securities (excluding short-term investments) for the period ended November 30, 1998, were as follows:

                                                          COST OF     PROCEEDS
                                                         PURCHASES   FROM SALES
                                                         ----------  -----------
Norwest WealthBuilder II Growth Balanced Portfolio.....  $7,467,397  $5,589,805
Norwest WealthBuilder II Growth and Income Portfolio...   2,144,484   1,866,569
Norwest WealthBuilder II Growth Portfolio..............   2,196,671   2,492,978

                                                                    [LOGO]

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)         NOVEMBER 30, 1998
--------------------------------------------------------------------------------

 NOTE 4. SECURITIES TRANSACTIONS (CONTINUED)

For federal income tax purposes, the tax cost of investment securities owned as of November 30, 1998, and the aggregate gross unrealized appreciation and the aggregate gross unrealized depreciation based on identified tax cost as of November 30, 1998, were as follows:

                                                                                                         NET
                                                                          UNREALIZED    UNREALIZED    UNREALIZED
                                                             TAX COST    APPRECIATION  DEPRECIATION  APPRECIATION
                                                            -----------  ------------  ------------  ------------
Norwest WealthBuilder II Growth Balanced Portfolio........  $13,823,595   $1,363,669    $  119,921    $1,243,748
Norwest WealthBuilder II Growth and Income Portfolio......    9,937,784      942,702       143,950       798,752
Norwest WealthBuilder II Growth Portfolio.................    7,613,201    1,033,148        45,486       987,662

 NOTE 5. VOLUNTARY WAIVERS AND REIMBURSEMENT OF EXPENSES

Norwest, FAdS and FFSI have voluntarily waived a portion of their fees so that total expenses of each Portfolio would not exceed 1.25% of the Portfolio's average daily net assets. Norwest, FAdS and FFSI, at their discretion, may revise or discontinue the voluntary fee waivers at any time. For the period ended November 30, 1998, fees waived by the Trust's service providers were as follows:

                                                        FEES WAIVED
                                          ---------------------------------------
                                           TRANSFER                                TOTAL FEES
                                             AGENT       FADS/FFSI     ADVISORY      WAIVED
                                          -----------  -------------  -----------  -----------
Norwest WealthBuilder II Growth Balanced
 Portfolio..............................   $  15,926     $   6,370     $  14,230    $  36,526
Norwest WealthBuilder II Growth and
 Income Portfolio.......................      12,279         4,912        13,033       30,224
Norwest WealthBuilder II Growth
 Portfolio..............................       9,033         3,614        12,583       25,230

                                                                    [LOGO]

 SCHEDULES OF INVESTMENTS (UNAUDITED)                          NOVEMBER 30, 1998
--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
           NORWEST WEALTHBUILDER II GROWTH BALANCED PORTFOLIO
-----------------------------------------------------------------
      54,303    AIM Blue Chip Fund - Class A              $     2,186,635
      42,626    Franklin Small Cap Growth Fund                    941,237
      88,825    Putnam Income Fund                                902,934
         N/A    Income Equity Portfolio of Core Trust
                  (Delaware)(a)                                 2,180,783
         N/A    International Portfolio of Core Trust
                  (Delaware)(a)                                 1,093,773
         N/A    Large Company Growth Portfolio of Core
                  Trust (Delaware)(a)                           2,024,179
      73,488    MFS High Income Fund                              386,226
      77,808    Norwest Advantage Intermediate
                  Government Income Fund                          899,844
      93,890    Putnam Growth & Income Fund                     2,025,215
      48,977    Putnam International Growth Fund - Class
                  A                                               948,864
         N/A    Schroder U.S. Smaller Companies
                  Portfolio of Schroder Capital Funds
                  (a)                                           1,093,929
      39,722    Templeton Global Bond Fund                        383,724
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $13,823,595)             $    15,067,343
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
          NORWEST WEALTHBUILDER II GROWTH AND INCOME PORTFOLIO
-----------------------------------------------------------------
      41,727    AIM Blue Chip Fund - Class A              $     1,604,407
      50,389    Franklin Small Cap Growth Fund                  1,073,300
         N/A    Income Equity Portfolio of Core Trust
                  (Delaware)(a)                                 1,590,720
         N/A    International Portfolio of Core Trust
                  (Delaware)(a)                                 1,072,409

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
    NORWEST WEALTHBUILDER II GROWTH AND INCOME PORTFOLIO (continued)
-----------------------------------------------------------------
         N/A    Large Company Growth Portfolio of Core
                  Trust (Delaware)(a)                     $     1,643,720
      73,949    Putnam Growth & Income Fund                     1,595,088
      57,041    Putnam International Growth Fund - Class
                  A                                             1,082,649
         N/A    Schroder U.S. Smaller Companies
                  Portfolio of Schroder Capital Funds
                  (a)                                           1,074,243
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $9,937,784)              $    10,736,536
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                NORWEST WEALTHBUILDER II GROWTH PORTFOLIO
-----------------------------------------------------------------
      86,784    AIM Blue Chip Fund - Class A              $     2,959,628
      14,933    Franklin Small Cap Growth Fund                    297,549
         N/A    Income Equity Portfolio of Core Trust
                  (Delaware)(a)                                 1,234,349
         N/A    International Portfolio of Core Trust
                  (Delaware)(a)                                   359,067
         N/A    Large Company Growth Portfolio of Core
                  Trust (Delaware)(a)                           2,721,303
      16,612    Putnam Growth & Income Fund                       334,805
      23,632    Putnam International Growth Fund - Class
                  A                                               422,972
         N/A    Schroder U.S. Smaller Companies
                  Portfolio of Schroder Capital Funds(a)          271,190
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $7,613,201)              $     8,600,863
                                                          ---------------
                                                          ---------------

N/A - Core Portfolios are partnership investments which do not issue shares.

(a) Represents less than 2% of the net assets of the Core Portfolios.

                                                                    [LOGO]
See Notes to Financial Statements

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Norwest Advantage Funds
733 Marquette Avenue
Minneapolis, MN 55479-0040















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Shareholders Services
Minneapolis/St. Paul 1-612-667-8833
Elsewhere 1-800-338-1348

Norwest Investment Management, Inc.
Investment Adviser

Norwest Bank Minnesota, N.A.
Transfer Agent
Custodian

Forum Financial Services, Inc.
Manager and Distributor

-C- 1999 NORWEST ADVANTAGE FUNDS

NW WB II SAR (1/99)


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This report is for distribution only to
shareholders and may be distributed to
others only if preceded or accompanied
by current prospectuses of the Norwest
Advantage Funds.
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